Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Disclosure of Notional Amounts and Fair Values of Derivatives	The table below includes the notional amounts of transactions outstanding at the balance sheet date; they do not represent actual exposures.

	30 June 2024			31 December 2023
		Fair value			Fair value
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading:
Exchange rate contracts	14,049	96	97	13,536	92	241
Interest rate contracts(1)	26,343	334	568	28,806	398	626
Equity and credit contracts	775	150	20	810	143	25
Total derivatives held for trading	41,167	580	685	43,152	633	892

Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	1,398	40	1	1,145	29	2
Interest rate contracts	137,477	1,100	492	107,753	1,276	843
	138,875	1,140	493	108,898	1,305	845
Designated as cash flow hedges:
Exchange rate contracts	20,544	729	287	21,618	1,008	290
Interest rate contracts(1)	64,166	468	1,062	51,881	554	911
Equity derivative contracts	57	26	—	59	19	—
	84,767	1,223	1,349	73,558	1,581	1,201
Total derivatives held for hedging	223,642	2,363	1,842	182,456	2,886	2,046
Derivative netting(2)	—	(1,765)	(1,765)	—	(2,047)	(2,047)
Total derivatives	264,809	1,178	762	225,608	1,472	891
(1)Interest rate contracts include inflation rate contracts.
(2)Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was
£682m (2023: £472m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £1m (2023: £12m).